ROPES & GRAY LLP

PRUDENTIAL TOWER

800 BOYLSTON STREET

BOSTON, MASSACHUSETTS 02199

PHONE: 617-951-7000

FAX: 617-951-7050

James M. Forbes 617-235-4765 James.Forbes@ropesgray.com

July 1, 2013

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GMO Trust (the “Trust”) (File Nos. 002-98772 and 811-04347)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the form of the GMO Trust Class M Prospectus (relating to Class M shares of GMO Emerging Countries Fund), that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 167 to the Trust’s Registration Statement under the Securities Act and Amendment 210 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 167/210”), as filed electronically with the Commission on June 28, 2013. Amendment No. 167/210 became effective on June 30, 2013.

If you have any questions or need any clarification concerning the foregoing or this transmission, please contact the undersigned at (617) 235-4765.

Very truly yours,

/s/ James M. Forbes

James M. Forbes

cc:	J.B. Kittredge, Esq.

Jason Harrison, Esq.

Thomas R. Hiller, Esq.

Elizabeth J. Reza, Esq.